Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITES
Net income	$ 63,396	$ 74,890	$ 77,816	$ 81,473	$ 51,987
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	7,813	7,332	9,916	8,606	7,605
Equity compensation expense	1,124	1,473	1,848	1,681	1,214
Inventory reserve			1,157	(473)	410
Amortization of deferred finance costs	1,167	526	842	669	501
Changes in assets and liabilities
Accounts receivable	(24,576)	(954)	10,249	5,827	(19,680)
Inventories	3,708	(9,886)	(12,866)	(5,678)	(4,168)
Prepaid expenses and other assets	216	474	(94)	1,343	(1,006)
Other liabilities	180	(27)	(1,682)	492	(21)
Trade accounts payable	(1,912)	2,197	(456)	(29)	2,045
Accrued expenses	2,260	(2,523)	332	(12,726)	83
Net cash used in operating activities	48,046	73,587	87,062	81,186	38,970
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(3,900)	(7,199)	(7,501)	(9,642)	(9,064)
Net cash (used in) provided by investing activities	(3,900)	(7,199)	(7,501)	(9,642)	(9,064)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit		20,000	20,000		29,000
Payment of line of credit	(5,000)			(18,000)	(11,000)
Proceeds from term loan	(18,000)	(10,500)	117,500	76,000
Payment of term loan			(10,500)	(11,000)	(6,000)
Deferred finance costs related to debt origination			(3,199)	(1,032)
Distributions to members'	(22,333)	(85,107)	(216,668)	(103,808)	(50,655)
Net cash provided by financing activities	(45,333)	(75,607)	(92,867)	(57,840)	(38,655)
Net Change in Cash	(1,187)	(9,219)	(13,306)	13,704	(8,749)
Cash - Beginning of period	13,422	26,728	26,728	13,024	21,773
Cash - End of period	12,236	17,509	13,422	26,728	13,024
Supplementary disclosure of cash flow information
Cash paid during the year for interest	$ 7,635	$ 2,113	$ 5,317	$ 4,889	$ 4,703